Supplemental Cash Flow Information - Additional Information (Detail) $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($) Vessel	Mar. 31, 2014 USD ($) Vessel	Mar. 31, 2014 USD ($)	Jun. 30, 2015 Vessel	Dec. 31, 2014 USD ($)
Teekay Tangguh Joint Venture [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel				2
Amount offset to total advances					$ 14.4
Algeciras Spirit [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Sale of vessel					30.1
Algeciras Spirit [Member] | Capital Lease Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of debt					$ 30.1
Newbuildings [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Teekay LNG [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel	4			4
Estimated fair value of the service obligation	$ 30.2
Newbuildings [Member] | BG Joint Venture [Member] | Shipbuilding supervision and crew training services [Member] | Teekay LNG [Member] | Principal Amount [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Long-term receivable included in other assets	$ 20.3
VLCC [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Number of vessels | Vessel		3
Estimated aggregate fair value of vessels		$ 222.0	$ 222.0
Interest income recognized			$ 15.2